Equity - Share premium (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 09, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Balance		$ 1,198,614	$ 1,222,697	$ 797,142
Capital Increase (Note 25 a)	$ 3,200
At the end of the year		183,430	180,486	180,486
Share Premium
Disclosure of classes of share capital [line items]
Balance		180,486	180,486	0
Share premium		0	0	190,476
Underwriting discounts and expenses		0	0	(9,990)
Capital Increase (Note 25 a)		2,944	0	0
At the end of the year		$ 183,430	$ 180,486	$ 180,486